Property and Equipment, Net (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,884		$ 8,024	$ 19,055
Accumulated depreciation and amortization	(2,058)		(3,917)	(9,724)
Total, property plant and equipment net	826		4,107	9,331
Depreciation and amortization expense	129	$ 201	728	3,081
Laboratory equipment
Property, Plant and Equipment [Line Items]
Total property and equipment				10,020
Office equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	55		107	119
Computer hardware and software.
Property, Plant and Equipment [Line Items]
Total property and equipment	959		988	1,111
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	306		419	419
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,564		$ 6,510	$ 7,386